ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal/ Shares/ Contracts	Fair Value
INVESTMENTS - 99%
Convertible Preferred Stock - 2%
United States - 2%
Affiliated Managers Group, Inc. 5.150% Due 10-15-37	8,469	$489,085
Blueknight Energy Partners 11.000%	80,000	651,200

Total Convertible Preferred Stock (cost $910,112)		1,140,285

Convertible Bonds - 79%
Canada - 1%
First Majestic Silver 1.875% Due 03-01-23	400,000	520,500
SSR Mining 2.500% Due 04-01-39	180,000	205,875

Total Canada		726,375

China - 2%
Pinduoduo 0.000% Due 12-01-25 (c)	1,020,000	948,447

France - 3%
Vinci S.A. (Reg S) 0.375% Due 02-16-22 (d)	1,200,000	1,335,000

Germany - 8%
Brenntag AG (Reg S) 1.875% Due 12-02-22 (d)	1,500,000	1,784,625
Deutsche Bank AG London (JPM) 1.000% Due 05-01-23	1,650,000	2,286,240

Total Germany		4,070,865

India - 1%
Bharti Airtel Limited 1.500% Due 02-17-25 (b)	400,000	536,520

Netherlands - 1%
Qiagen N.V. (Reg S) 1.000% Due 11-13-24 (d)	600,000	742,650

Taiwan - 2%
Sea Limited 0.250% Due 09-15-26	820,000	830,865

See notes to financial statements.	(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal/ Shares/ Contracts	Fair Value
INVESTMENTS - 99%
Convertible Bonds - 79%
United Kingdom - 1%
Barclays Bank PLC (MSFT) 0.000% Due 02-04-25 (c)	500,000	$736,900

Switzerland - 3%
Credit Suisse AG London (Siemens) (144A) 0.125% Due 03-25-24 (b)	1,000,000	1,527,100

United States - 57%
1Life Healthcare 3.000% Due 06-15-25	540,000	515,376
Air Transport Services Group 1.125% Due 10-15-24	590,000	635,725
Ares Capital 3.750% Due 02-01-22	360,000	387,900
BofA Finance (Charter) 0.125% Due 09-01-22	1,150,000	1,397,825
Cheesecake Factory 0.375% Due 06-15-26	480,000	457,920
CNX Resources 2.250% Due 05-01-26	1,030,000	1,287,500
Coupa Software 0.375% Due 06-15-26	305,000	331,642
CyberArk Software 0.000% Due 11-15-24 (c)	600,000	713,250
Flexion Therapeutics 3.375% Due 05-01-24	1,100,000	983,180
Helix Energy Solutions Group 6.750% Due 02-15-26	450,000	469,971
INNOVATE 7.500% Due 08-01-26	750,000	920,700
Insmed 0.750% Due 06-01-28	655,000	719,272
Jazz Investments I 2.000% Due 06-15-26	1,180,000	1,365,850
JPMorgan Chase Bank NA (Alibaba) 0.125% Due 01-01-23	2,050,000	2,106,375
JPMorgan Chase Bank NA (Tencent) (Reg S) 0.000% Due 08-07-22 (c)(d)	1,900,000	2,173,220
Liberty Media (Sirius XM Basket) 1.375% Due 10-15-23	1,425,000	1,944,413
Lumentum Holdings 0.500% Due 12-15-26	970,000	1,066,273
Mesa Laboratories 1.375% Due 08-15-25	500,000	611,750
Middleby 1.000% Due 09-01-25	400,000	571,740
NeoGenomics 0.250% Due 01-15-28	440,000	446,072
NRF HoldCo 5.375% Due 06-15-33	530,000	545,476
NRG Energy 2.750% Due 06-01-48	850,000	999,600
Omeros 5.250% Due 02-15-26	70,000	75,208
Pebblebrook Hotel Trust 1.750% Due 12-15-26	1,110,000	1,243,422
PetIQ 4.000% Due 06-01-26	700,000	836,500
Revance Therapeutics 1.750% Due 02-15-27	730,000	841,325
RingCentral 0.000% Due 03-01-25 (c)	1,100,000	1,089,715
Sixth Street Specialty Lending 4.500% Due 08-01-22	500,000	593,125
Smart Global Holdings 2.250% Due 02-15-26	830,000	1,090,454

See notes to financial statements.	(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal/ Shares/ Contracts	Fair Value
INVESTMENTS - 99%
Convertible Bonds - 79%
United States - 57%
Spirit Airlines 1.000% Due 05-15-26	320,000	$302,560
Splunk 0.500% Due 09-15-23	590,000	689,297
Stride 1.125% Due 09-01-27	290,000	288,811
Summit Hotel Properties 1.500% Due 02-15-26	760,000	805,752
Varex Imaging 4.000% Due 06-01-25	185,000	285,247
Zynga 0.250% Due 06-01-24	490,000	559,825

Total United States		29,352,269

Total Convertible Bonds (cost $37,930,057)		40,806,991

Common Stock - 14%
China - 0%
Emerald Plantation Holdings (c)	180,362	5,411

United States - 14%
Braemar Hotels & Resorts (c)	303,028	1,469,686
Clear Channel Holdings, Inc (c)	285,000	772,350
Cumulus Media, Inc. (c)	160,335	1,974,526
Emmis Communication (c)	229,600	470,680
Landsea Homes (c)	56,380	488,251
Revance Therapeutics (c)	10,430	290,580
Urban One, Inc. (c)	297,425	2,025,464

Total United States		7,491,536

Total Common Stock (cost $5,253,319)		7,496,947

Mutual Funds - 0%
United States - 0%
Kayne Anderson MLP Investment Company	21,958	175,664

Total Mutual Funds (cost $105,600)		175,664

See notes to financial statements.	(continued)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2021 (UNAUDITED)

	Principal/ Shares/ Contracts	Fair Value
INVESTMENTS - 99%
Warrants - 4%
United States - 4%
Ashland Global Holdings, Inc., $1,000 strike price, expire 3-31-29 (c)	2,260	$52,535
Austerlitz Acquisition, $11.50 strike price, expire 08-31-26 (c)	127,700	213,898
Avaya Holdings $25.55 strike price, expire 12-15-22 (c)	27,700	68,423
Butterfly Network $11.50 strike price, expire02-12-26 (c)	24,250	67,658
CuriosityStream, $11.50 strike price, expire 10-14-25 (c)	4,920	14,563
Finance of America Companies, $11.50 strike price, expire 04-01-26 (c)	204,390	131,300
FREYR Battery $11.50 strike price, expire 09-01-27 (c)	20,480	56,832
Landsea Homes, $1.15 strike price, expire 01-07-26 (c)	629,330	154,186
Paysafe, $11.50 strike price, expire 03-30-26 (c)	67,923	125,997
US Ecology, $58.67 strike price, expire 10-17-23 (c)	41,023	226,447
Verra Mobility, $11.50 strike price, expire 10-17-23 (c)	148,504	712,819
WM Technology $11.50 strike price, expire 06-16-26 (c)	12,420	59,306

Total United States		1,883,963

Total Warrants (cost $2,135,263)		1,883,963

Escrow - 0%
China - 0%
Sino Forest Corporation escrow (c ) (cost $8,867)	1,180,000	2,950

TOTAL INVESTMENTS (cost $46,343,218)		$51,506,800

(a)	This security is in default or deferral and interest or dividends are not being accrued on the position.

(b)	144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c)	Non-income producing securities.
(d)	Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

Percentages are based upon the fair value as a percent of net assets as of September 30, 2021.

See notes to financial statements.	(concluded)

FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, Fair Value Measurement (“Topic 820”), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$651,200	$489,085	$0	$1,140,285
Convertible Bonds	0	40,806,991	0	40,806,991
Common Stock	7,020,856	476,091	0	7,496,947
Mutual Funds	175,664	0	0	175,664
Warrants	1,831,428	0	52,535	1,883,963
Escrow	0	0	2,950	2,950
Total Investments	$9,679,148	$41,772,167	$55,485	$51,506,800

The following table summarizes the Fund’s common stock industry concentrations as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Advertising	$772,350	$0	$0	$772,350
Building & Construction	488,251	0	0	488,251
Cable & Satellite TV	1,974,525	470,680	0	2,445,205
Forestry/Paper	0	5,411	0	5,411
Media Content	2,025,464	0	0	2,025,464
Pharmaceuticals	290,580	0	0	290,580
REITs	1,469,686	0	0	1,469,686
Total Common Stock	$7,020,856	$476,091	$0	$7,496,947

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Warrants	Escrow
Balance as of December 31, 2020	$26,220	$9,141
Realized gain (loss)	0	7,296
Net change in appreciation (depreciation)	26,315	(6,191)
Purchases	0	0
Sales/return of capital	0	(7,296)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0

Balance as of September 30, 2021	$52,535	$2,950

For the nine months ended September 30, 2021, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Warrants	Escrow
$26,315	$0

Topic 820 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of September 30, 2021. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

Description Assets:	Fair Value as of September 30, 2021	Valuation Technique	Unobservable Inputs	Amount/ Range
Warrants	$52,535	Discount to Black-Scholes pricing model	Liquidity discount	50%
Escrow	$2,950	Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock and warrants is a liquidity discount. A significant and reasonable increase or decrease in the unobservable inputs for any of these Level 3 investments would result in a significant decrease or increase in the fair value measurement.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging (“Topic 815”), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the nine months ended September 30, 2021, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of September 30, 2021 was $1,883,963 and is included in investments on the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations. The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the nine months ended September 30, 2021:

Derivative	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Warrants	$1,482,071	$(847,651)

	$1,482,071	$(847,651)

The following table summarizes derivative transactions for the nine months ended September 30, 2021:

Warrants
Held as of December 31, 2020	1,138,142
Purchased	1,250,286
Sold/excercised	(1,077,528)

Held as of September 30, 2021	1,310,900

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the nine months ended September 30, 2021, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

INCOME TAXES

At September 30, 2021, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Schedule of Investments	$46,343,218
Amortization and accretion cost adjustments not included in tax cost basis	(32,931)

Cost of investments for tax purposes	$46,310,287

Gross tax unrealized appreciation	$7,385,867
Gross tax unrealized depreciation	(2,189,354)

Net tax unrealized appreciation on investments	$5,196,513